SCHEDULE OF PROVISION FOR LITIGATION (Details) (Parenthetical) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Provisions [abstract]
Unrealized foreign exchange gain loss	$ 280	$ 294
Currency translation adjustment gain loss	$ 294	$ 658